CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit after tax	€ 1,708	€ 5,376	€ 5,283
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax	71	43	39
Income taxes relating to remeasurements on defined benefit pension plans	(15)	(9)	(9)
Remeasurements on defined benefit pension plans, net of tax	56	34	30
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	56	34	30
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	2,190	2,825	(2,793)
Reclassification adjustments on exchange differences on translation, before tax	6	30	0
Exchange differences, before tax	2,195	2,855	(2,793)
Income taxes relating to exchange differences on translation	(10)	(9)	1
Exchange differences, net of tax	2,186	2,846	(2,792)
Gains (losses) on cash flow hedges/cost of hedging, before tax	53	(39)	20
Reclassification adjustments on cash flow hedges/cost of hedging, before tax	0	4	(6)
Cash flow hedges/cost of hedging, before tax	53	(35)	14
Income taxes relating to cash flow hedges/cost of hedging	(14)	9	(4)
Cash flow hedges/cost of hedging, net of tax	39	(26)	10
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,224	2,819	(2,782)
Other comprehensive income, net of tax	2,280	2,853	(2,752)
Total comprehensive income	3,988	8,230	2,531
Attributable to owners of parent	4,385	8,058	2,393
Attributable to non-controlling interests	€ (396)	€ 172	€ 138